June 11, 2010

THE NEEDHAM FUNDS, INC.

Needham Growth Fund (NEEGX)
Needham Aggressive Growth Fund (NEAGX)
Needham Small Cap Growth Fund (NESGX)

Supplement to the Summary Prospectuses
Dated May 1, 2010

Please note the following information with regard to The Needham Funds, Inc. (the “Funds”):

Effective June 7, 2010, U.S. Bancorp Fund Services, LLC (“USBFS”) replaced Citi Fund Services Ohio, Inc. (“Citi”) as the Funds’ administrator and fund accountant.  In addition, effective June 7, 2010, U.S. Bank N.A. (“U.S. Bank”) replaced JPMorgan Chase Bank, N.A. as the custodian of the Funds’ assets.  Effective July 24, 2010, USBFS will replace Citi as the Funds’ transfer agent.

As a result of the conversion to USBFS and U.S. Bank as service providers, certain information affecting you and the Funds will change.  Please note the following changes to each Summary Prospectus:

Page 1, in the table labeled “Fees and Expenses of the [Growth / Aggressive Growth / Small Cap Growth] Fund”, the “Wire Redemption Fee” is changed from $7.50 to $15.00.

Additionally, the following sentence is added after the first sentence in the first paragraph:

The Fund’s Prospectus and Statement of Additional Information, both dated May 1, 2010, are incorporated by reference into this Summary Prospectus.

Please retain this supplement with your Summary Prospectus.

June 11, 2010

THE NEEDHAM FUNDS, INC.

Needham Growth Fund (NEEGX)
Needham Aggressive Growth Fund (NEAGX)
Needham Small Cap Growth Fund (NESGX)

Supplement to the
Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”)
Dated May 1, 2010

Please note the following information with regard to The Needham Funds, Inc. (the “Funds”):

Effective June 7, 2010, U.S. Bancorp Fund Services, LLC (“USBFS”) replaced Citi Fund Services Ohio, Inc. (“Citi”) as the Funds’ administrator and fund accountant.  Accordingly, all references to Citi in the Funds’ Prospectus and SAI should be changed to USBFS.  In addition, effective June 7, 2010, U.S. Bank N.A. (“U.S. Bank”) replaced JPMorgan Chase Bank, N.A. (“JPMorgan”) as the custodian of the Funds’ assets.  Accordingly, all references to JPMorgan as custodian should be changed to U.S. Bank.  Effective July 24, 2010, USBFS will replace Citi as the Funds’ transfer agent (“Transfer Agent”).

As a result of the conversion to USBFS and U.S. Bank as service providers, certain information affecting you and the Funds will change.  Please note the following:

Summary Prospectus Changes:

Page 1, in the table labeled “Fees and Expenses of the [Growth / Aggressive Growth / Small Cap Growth] Fund”, the “Wire Redemption Fee” is changed from $7.50 to $15.00.

Additionally, the following sentence is added after the first sentence in the first paragraph:

The Fund’s Prospectus and Statement of Additional Information, both dated May 1, 2010, are incorporated by reference into this Summary Prospectus.

Prospectus Changes:

Pages 1, 6 and 11, in the tables labeled “Fees and Expenses of the [Growth / Aggressive Growth / Small Cap Growth] Fund”, the “Wire Redemption Fee” is changed from $7.50 to $15.00.

Pages 1, 6, 11, 28, 29 and 31, each reference to “less than 60 days” with respect to redemption fees is changed to “60 days or less”.

Page 27, under “Net Asset Value”, the first two sentences of the second paragraph are deleted and replaced with the following:

Portfolio securities for which market quotations are readily available are stated at the last sale price reported by the principal exchange for the security as of the exchange’s close of business.  Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices.  Exchange traded options are valued at the last reported sale price on any exchange on which the option is principally traded.  If no sales are reported on a particular day, the options will be valued at the mean between the highest closing bid and lowest asked prices across the exchanges where the option is traded.  Non-exchange traded options will also be valued at the mean between the last bid and asked quotations.  For options where market quotations are not readily available, value will be determined in accordance with the fair value procedures described below.

Page 28, under the section starting on page 27 entitled “How to Purchase Shares”, and page 30, under “How to Redeem Shares”, the mailing addresses for purchase or redemption requests sent by regular mail and by overnight courier, respectively, are replaced with the following:

Regular Mail:	The Needham Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Overnight Mail:	The Needham Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

Additionally, the following paragraph is added after the mailing addresses:

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

Page 28, under the section starting on page 27 entitled “How to Purchase Shares”, the last two sentences of the sixth paragraph are deleted and replaced with the following:

Purchases cannot be made without a completed application.  All checks must be in U.S. dollars drawn on a domestic bank.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  The Transfer Agent will charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned.

Page 28, under the section starting on page 27 entitled “How to Purchase Shares”, the last three sentences of the eighth paragraph are deleted and replaced with the following:

Investors may purchase additional shares of the Fund by calling 1-800-625-7071.  If you elected this option on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network.  You must have banking information established on your account prior to making a purchase.  Telephone trades must be received by or prior to market close.  If your order is received prior to 4:00 p.m. Eastern Time, your shares will be purchased at the net asset value calculated on the day your order is placed.  If your order is received after 4:00 p.m. Eastern Time, your shares will be purchased at the net asset value calculated on the next business day.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to place your telephone transaction.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Page 28, under the section starting on page 27 entitled “How to Purchase Shares”, the tenth paragraph is deleted.

Page 28, before the section entitled “Exchanges”, the following disclosure is added:

Wire Transfer

If you are making your first investment in the Funds, before you wire funds, the Transfer Agent must have a completed account application.  You may mail or overnight deliver your account application to the Transfer Agent.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire.  Your bank must include both the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.  Your bank should transmit funds by wire to:

U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:
(name of Fund to be purchased)
(shareholder registration)
(shareholder account number)

Before sending your wire, please contact the Funds at 1-800-625-7071 to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing.  The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Page 29, under the section entitled “Automatic Investment Program”, the following replaces the current disclosure in its entirety:

Once your account has been opened with the initial minimum investment you may make additional purchases on the fifth or twentieth day of each month through the Automatic Investment Plan.  This Plan provides a convenient method to have monies deducted from your bank account for investment into the Fund.  In order to participate in the Plan, each purchase must be in the amount of $100 or more, and your financial institution must be a member of the Automated Clearing House (ACH) network.  If your bank rejects your payment, the Funds’ Transfer Agent will charge a $25.00 fee to your account.  To begin participating in the Plan, please complete the Automatic Investment Plan section on the account application or call the Funds’ Transfer Agent at 1-800-625-7071.  Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent 5 days prior to the effective date.

Page 30, under the section starting on page 29 entitled “Anti-Money Laundering Compliance”, the following sentences are added to the end of the second paragraph:

Shares of the Funds have not been registered for sale outside of the United States.  Please contact the Transfer Agent at 1-800-625-7071 if you need additional assistance when completing your application.

Page 30, under the section entitled “How to Redeem Shares”, the last three paragraphs are deleted and replaced with the following:

Upon receipt of a redemption request, your shares will be redeemed at the next determined NAV.  If any portion of the shares to be redeemed represents an investment made by check, the Funds may delay payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected.  This may take up to ten calendar days from the purchase date.

Payment for shares redeemed will be mailed to you typically on the following business day, but no later than the seventh calendar day after receipt of the redemption request by USBFS.  If payment of liquidation proceeds is to be made by wire transfer to a predetermined bank account, a $15.00 wire fee will be applied. Investors may also have proceeds sent via electronic funds transfer through the Automated Clearing House (ACH) network, to a previously designated bank account.  There is no charge to have proceeds sent via the ACH system and credit is available within 2-3 days.

Your written redemption request will be considered to have been received in “proper order” if the following conditions are satisfied:

•	Your request is signed by you exactly as the shares are registered (with any applicable signature guarantee(s)); and

•	You specify the account number and the number of shares or the dollar amount to be redeemed.

USBFS may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or an attorney-in-fact.

A signature guarantee is required to redeem shares in the following situations:

•	If ownership is changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	Written requests to wire redemption proceeds (if not previously authorized on the account);

•	If a change of address was received by the USBFS within the last 60 days; and

•	For all redemptions in excess of $25,000 from any shareholder account.

In addition to the situations described above, the Funds and/or the USBFS reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Non-financial transactions, including establishing or modifying certain services on an account, will require signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

Page 31, under the section starting on page 30 entitled “Telephone Redemptions/Exchanges”, the following disclosure is added to the end of the third paragraph:

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Page 31, under the section entitled “Additional Information on Redemptions”, the first sentence of the second paragraph is replaced with the following:

As stated above, shares held 60 days or less are subject to a short-term redemption fee of 2.00% at the time of redemption.

Page 32, the last sentence of the third paragraph under the section starting on page 31 entitled “Additional Information on Redemptions” with respect to wire redemption fees is replaced with the following:

The current fee for this service is $15.00.

Page 32, under “Tax Status, Dividends and Distributions”, the following additional distribution option and disclosure is added to the third paragraph:

(3) payment of capital gains distributions in cash and automatic reinvestment of dividends in Fund shares.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the respective Fund’s current net asset value, and to reinvest all subsequent distributions.

Page 33, the disclosure in the section entitled “Administrator, Shareholder Servicing Agent and Transfer Agent” is deleted and replaced with the following:

The Funds employ U.S. Bancorp Fund Services, LLC as administrator pursuant to a Fund Administration Servicing Agreement (the “Agreement”) effective June 7, 2010, to provide administrative services to the Funds.  The services provided by the Administrator under the Agreement are subject to the supervision of the officers and Directors of The Needham Funds, Inc., and include day-to-day administration of matters related to the corporate existence of the Funds, maintenance of records and preparation of reports.

USBFS also provides various shareholder services made available to each shareholder, including performance of transfer agency and registrar functions and as dividend paying agent.  USBFS acts as the Funds’ shareholder servicing agent.  The principal business address of USBFS is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Page 33, the disclosure in the section entitled “Custodian” is deleted and replaced with the following:

U.S. Bank N.A. acts as custodian for the Funds.  Its principal business address is 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

On the outside back cover page, the shareholder inquiries and overnight courier addresses are deleted and replaced with the addresses disclosed above.

Changes to the SAI:

Page 15, under “Administration Services, Fund Accounting, Transfer Agency and Other Services”, the following replaces the current disclosure in its entirety:

Administration
Pursuant to a Fund Administration Servicing Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator” or “USBFS”), acts as administrator for the Funds.  The Administrator provides certain administrative services to the Funds, including, among other responsibilities, arranging for the computation of performance data, including net asset value and yield; acting as liaison among Fund service providers; supplying corporate secretarial services, office facilities and non-investment-related statistical and research data; coordinating the Fund’s Board of Directors communications, including preparing meeting agendas and resolutions with the assistance of Fund counsel; preparing reports for the Board of Directors based on financial and administrative data; evaluating independent auditors; securing and monitoring fidelity bond and director and officer liability coverage and making related filings; preparing minutes of meetings; recommending dividend declarations; assisting independent auditors and facilitating the audit process; assisting in the overall operations of the Funds; paying Fund expenses upon written authorization; monitoring compliance with the Investment Company Act of 1940; monitoring compliance with policies and investment limitations; monitoring applicable regulatory and operational service issues; complying with state securities requirements; assisting with SEC registration and reporting; monitoring for IRS compliance; calculating required distributions; financial reporting; tax reporting; responding to shareholder inquiries; and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

For its administration services, USBFS will be compensated by the Funds at an annual rate of 0.07% on the first $500 million of the Funds’ assets, 0.05% on the next $500 million, and 0.04% on the balance, with a minimum annual fee of $150,000.  USBFS will also be compensated for any out of pocket expenses that are reasonably incurred by USBFS in carrying out its duties under the Administration Agreement.

Prior to June 7, 2010, administration services were provided by Citi Fund Services Ohio, Inc.  For the fiscal years ending December 31, 2009, 2008 and 2007 the Funds paid the following fees to Citi for its administration services:

Fund	Fees Paid
	2009	2008	2007
Growth Fund	$74,356	$114,583	$175,248
Aggressive Growth Fund	$13,852	19,059	21,256
Small Cap Growth Fund	$9,320	13,883	16,386

Fund Accountant and Transfer Agent
USBFS also serves as the Funds’ accountant, transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Funds.

Custodian
Pursuant to a custody agreement between the Funds and U.S. Bank N.A., 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of the Funds’ assets, holds the Funds’ portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.  Prior to June 7, 2010, the Funds’ custodian was JPMorgan Chase Bank, N.A.

The Administrator and Custodian are affiliated entities under the common control of U.S. Bancorp.

Please retain this supplement with your Summary Prospectus,
Prospectus and SAI for future reference.